Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined contribution plans
Costs related to defined contribution plans	$ 273	$ 270	$ 235
U.S. Plans
Defined contribution plans
Employer matching contribution to defined contribution plans, value of stock		94	68
Employer matching contribution to defined contribution plans, shares of stock		1.5	1.4
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans	100.00%
Employee compensation percentage contributed to defined contribution plan eligible for employer matching contributions	6.00%
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans for employees accruing benefits under a defined benefit pension plan	50.00%
Compensation percentage contributed to defined contribution plan eligible for employer matching contributions, for employees accruing benefits under defined benefit pension plan	6.00%
New annual employer contribution, percentage of compensation, low end of range	3.00%
New annual employer contribution, percentage of compensation, high end of range	5.00%
Costs related to defined contribution plans	219	231	206
Non-U.S. Plans
Defined contribution plans
Costs related to defined contribution plans	$ 54	$ 39	$ 29